UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: October 31, 2024

Date of reporting period: October 31, 2024

Item 1.	Reports to Stockholders.

(a) A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund

Institutional Class Shares - LSVZX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Institutional Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Institutional Class Shares	$107	0.95%

How did the Fund perform in the last year?

The global equity market as measured by the MSCI AC World Index was up 32.79% for the twelve months ended October 31, 2024. The U.S. stock market continued to lead global equities, with the S&P 500 up 38.02% over the past year. The U.S. market's dominance in global indices increased further, with its weight in the MSCI AC World Index rising to 64% as of October 31, 2024. Enthusiasm for fast-growing businesses, particularly in the technology sector, remained strong. While the market rewarded the mega-cap growth stocks in the period, value-oriented stocks, and emerging market stocks lagged behind. The MSCI Emerging Markets Index (Net) (USD) was up 25.32%. From a style perspective, emerging markets value stocks (as measured by the MSCI Indices) underperformed growth over the period—the MSCI Emerging Markets Value Index (Net) (USD) was up 22.58% while the MSCI Emerging Markets Growth Index (USD) was up 27.86%. From a sector perspective, Information Technology, Utilities, and Financials stocks outperformed while the Consumer Staples, Materials, and Health Care sectors lagged.

The LSV Emerging Markets Equity Fund Institutional Class Shares was up 25.46% for the period. The portfolio’s deep value bias had a muted impact on relative returns for the period while the portfolio’s smaller capitalization bias relative to the benchmark detracted as large cap stocks across Emerging markets outperformed during the trailing one year. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns for the period while sector selection modestly detracted. Stock selection relative gains were primarily the result of the outperformance of deep value names within the Energy, Industrials, and Materials. Within Energy, holdings in Oil & Gas Exploration & Production, and Integrated Oil & Gas added to returns. Within Industrials, avoiding expensive stocks in Electrical Components & Equipment and holdings in Data Processing & Outsourced Services added to returns. Within Materials, avoiding expensive stocks in Commodity Chemicals, and holdings in Aluminum added to returns. From a sector perspective, relative losses were primarily the result of our underweight positions in the Information Technology sector coupled with an overweight position in the Energy and Materials sector. Top contributors for the year included our overweight positions in Oil India, Power Finance Corporation, REC Limited, Amara Raja Energy & Mobility, Gail, Oracle Financial Services Software, National Aluminum Company, Tencent Music Entertainment, Canara Bank, and Firstsource Solutions. Not owning Wuxi Biologics, NetEase, Samsung Electronics, Saudi Arabian Oil, LG Chem, Posco Holdings, Yum China Holdings, Wal Mart De Mexico, Samsung SDI, and Li Auto also added value. The main individual detractors included our overweight positions in Abu Qir Fertilizers & Chemical Industries, Chennai Petroleum Corporation, Zhongsheng Group, Origin Property, Kimberly-Clark De Mexico, Eastern Company, CSPC Pharmaceutical Group, China Medical System Holdings, China Resources Medical Holdings. Not owning Meituan, Xiaomi, SK Hynix, Bharti Airtel, Trip.Com, China Construction Bank, Mahindra & Mahindra, Trent Limited, ICICI Bank, and Zomato also contributed to losses. Additionally, underweights in Taiwan Semiconductor, Tencent, Hyundai Motor, KB Financial, Indian Oil, Fubon Financial, International Container Terminal Services, Gold Fields, China Railway and Tenaga Nasional Berhad contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 8.5x forward earnings compared to 13.6x for the MSCI Emerging Markets Index (Net) (USD), 1.1x book value compared to 1.8x for the MSCI Emerging Markets Index (Net) (USD) and 6.2x cash flow compared to 11.0x for the MSCI Emerging Markets Index (Net) (USD). Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Energy, Financials, and Industrials while underweight Information Technology, Consumer Discretionary, and Health Care.

How did the Fund perform since inception?

Total Return Based on $100,000 Investment

	LSV Emerging Markets Equity Fund, Institutional Class Shares - $152146	MSCI Emerging Markets Index (Net) (USD) - $128044
Jan/19	$100000	$100000
Oct/19	$102800	$105599
Oct/20	$93889	$114313
Oct/21	$128042	$133701
Oct/22	$99906	$92218
Oct/23	$121273	$102177
Oct/24	$152146	$128044

Since its inception on January 17, 2019. The line graph represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/emerging-markets-equity-fund/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
LSV Emerging Markets Equity Fund, Institutional Class Shares	25.46%	8.16%	7.51%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	4.36%

Key Fund Statistics as of October 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$82,685	260	$71	13%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.9%
Repurchase Agreement	0.6%
Indonesia	1.7%
Poland	1.7%
United Arab Emirates	1.9%
Thailand	2.3%
South Africa	2.5%
Mexico	2.6%
Saudi Arabia	2.8%
Brazil	4.9%
South Korea	11.3%
India	16.0%
Taiwan	17.4%
China	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding	3.1%
Taiwan Semiconductor Manufacturing	3.0%
JD.com, Cl A	1.8%
Tencent Holdings	1.6%
Samsung Electronics	1.5%
MediaTek	1.5%
Hon Hai Precision Industry	1.3%
CTBC Financial Holding	1.2%
Oil & Natural Gas	1.1%
Kia	0.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/emerging-markets-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund / Institutional Class Shares - LSVZX

Annual Shareholder Report: October 31, 2024

LSV-AR-TSR-2024-3

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund

Investor Class Shares - LVAZX

Annual Shareholder Report: October 31, 2024

This annual shareholder report contains important information about Investor Class Shares of the LSV Emerging Markets Equity Fund (the "Fund") for the period from November 1, 2023 to October 31, 2024. You can find additional information about the Fund at https://www.lsvasset.com/emerging-markets-equity-fund/. You can also request this information by contacting us at 888-386-3578.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
LSV Emerging Markets Equity Fund, Investor Class Shares	$135	1.20%

How did the Fund perform in the last year?

The global equity market as measured by the MSCI AC World Index was up 32.79% for the twelve months ended October 31, 2024. The U.S. stock market continued to lead global equities, with the S&P 500 Index up 38.02% over the past year. The U.S. market's dominance in global indices increased further, with its weight in the MSCI AC World Index rising to 64% as of October 31, 2024. Enthusiasm for fast-growing businesses, particularly in the technology sector, remained strong. While the market rewarded the mega-cap growth stocks in the period, value-oriented stocks, and emerging market stocks lagged behind. The MSCI Emerging Markets Index (Net) (USD) was up 25.32%. From a style perspective, emerging markets value stocks (as measured by the MSCI Indices) underperformed growth over the period—the MSCI Emerging Markets Value Index (USD) was up 22.58% while the MSCI Emerging Markets Growth Index (USD) was up 27.86%. From a sector perspective, Information Technology, Utilities, and Financials stocks outperformed while the Consumer Staples, Materials, and Health Care sectors lagged.

The LSV Emerging Markets Equity Fund Investor Class Shares was up 25.30% for the period. The portfolio’s deep value bias had a muted impact on relative returns for the period while the portfolio’s smaller capitalization bias relative to the benchmark detracted as large cap stocks across Emerging markets outperformed during the trailing one year. Performance attribution further indicates that stock selection contributed positively to portfolio relative returns for the period while sector selection modestly detracted. Stock selection relative gains were primarily the result of the outperformance of deep value names within the Energy, Industrials, and Materials. Within Energy, holdings in Oil & Gas Exploration & Production, and Integrated Oil & Gas added to returns. Within Industrials, avoiding expensive stocks in Electrical Components & Equipment and holdings in Data Processing & Outsourced Services added to returns. Within Materials, avoiding expensive stocks in Commodity Chemicals, and holdings in Aluminum added to returns. From a sector perspective, relative losses were primarily the result of our underweight positions in the Information Technology sector coupled with an overweight position in the Energy and Materials sector. Top contributors for the year included our overweight positions in Oil India, Power Finance Corporation, REC Limited, Amara Raja Energy & Mobility, Gail, Oracle Financial Services Software, National Aluminum Company, Tencent Music Entertainment, Canara Bank, and Firstsource Solutions. Not owning Wuxi Biologics, NetEase, Samsung Electronics, Saudi Arabian Oil, LG Chem, Posco Holdings, Yum China Holdings, Wal Mart De Mexico, Samsung SDI, and Li Auto also added value. The main individual detractors included our overweight positions in Abu Qir Fertilizers & Chemical Industries, Chennai Petroleum Corporation, Zhongsheng Group, Origin Property, Kimberly-Clark De Mexico, Eastern Company, CSPC Pharmaceutical Group, China Medical System Holdings, China Resources Medical Holdings. Not owning Meituan, Xiaomi, SK Hynix, Bharti Airtel, Trip.Com, China Construction Bank, Mahindra & Mahindra, Trent Limited, ICICI Bank, and Zomato also contributed to losses. Additionally, underweights in Taiwan Semiconductor, Tencent, Hyundai Motor, KB Financial, Indian Oil, Fubon Financial, International Container Terminal Services, Gold Fields, China Railway and Tenaga Nasional Berhad contributed to losses.

The Fund continues to trade at a significant discount to the overall market as well as to the value benchmark. The Fund is trading at 8.5x forward earnings compared to 13.6x for the MSCI Emerging Markets Index (Net) (USD), 1.1x book value compared to 1.8x for the MSCI Emerging Markets Index(Net) (USD) and 6.2x cash flow compared to 11.0x for the MSCI Emerging Markets Index (Net) (USD). Sector weightings are a result of our bottom-up stock selection process, subject to constraints at the sector and industry levels. The Fund is currently overweight Energy, Financials, and Industrials while underweight Information Technology, Consumer Discretionary, and Health Care.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	LSV Emerging Markets Equity Fund, Investor Class Shares - $15048	MSCI Emerging Markets Index (Net) (USD) - $12804
Jan/19	$10000	$10000
Oct/19	$10290	$10560
Oct/20	$9372	$11431
Oct/21	$12751	$13370
Oct/22	$9923	$9222
Oct/23	$12009	$10218
Oct/24	$15048	$12804

Since its inception on January 17, 2019. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 888-386-3578 or visit https://www.lsvasset.com/emerging-markets-equity-fund/ for current month-end performance.

Average Annual Total Returns as of October 31, 2024

Fund/Index Name	1 Year	5 Years	Annualized Since Inception
LSV Emerging Markets Equity Fund, Investor Class Shares	25.30%	7.90%	7.31%
MSCI Emerging Markets Index (Net) (USD)	25.32%	3.93%	4.36%

Key Fund Statistics as of October 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$82,685	260	$71	13%

What did the Fund invest in?

Country WeightingsFootnote Reference*

Value	Value
Other Countries	6.9%
Repurchase Agreement	0.6%
Indonesia	1.7%
Poland	1.7%
United Arab Emirates	1.9%
Thailand	2.3%
South Africa	2.5%
Mexico	2.6%
Saudi Arabia	2.8%
Brazil	4.9%
South Korea	11.3%
India	16.0%
Taiwan	17.4%
China	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Alibaba Group Holding	3.1%
Taiwan Semiconductor Manufacturing	3.0%
JD.com, Cl A	1.8%
Tencent Holdings	1.6%
Samsung Electronics	1.5%
MediaTek	1.5%
Hon Hai Precision Industry	1.3%
CTBC Financial Holding	1.2%
Oil & Natural Gas	1.1%
Kia	0.9%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  888-386-3578

  https://www.lsvasset.com/emerging-markets-equity-fund/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 888-386-3578 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

The Advisors' Inner Circle Fund

LSV Emerging Markets Equity Fund / Investor Class Shares - LVAZX

Annual Shareholder Report: October 31, 2024

LSV-AR-TSR-2024-4

(b) Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial expert is Robert Mulhall. Mr. Mulhall is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by PricewaterhouseCoopers LLP (“PwC”) related to the Trust.

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$91,274	None	None	$72,710	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	$115,395(2)
(d)	All Other Fees	None	None	None	None	None	$47,411(3)

2

Fees billed by Ernst & Young LLP (“E&Y”) related to the Trust.

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$539,063	None	None	$550,800	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Cohen & Co. (“Cohen”) related to the Trust.

Cohen billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows:

		FYE October 31, 2024			FYE October 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$43,700	None	None	$61,000	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

3

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)	Tax compliance services provided to service affiliates of the funds.

(3)	Non-audit assurance engagements for service affiliates of the funds.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1)	require specific pre-approval;

(2)	are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or

(3)	have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

4

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (Cohen):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f) Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $162,806 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

(g) The aggregate non-audit fees and services billed by Cohen for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended October 31st were $0 and $0 for 2024 and 2023, respectively.

5

(h) During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees. Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j) Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR § 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

THE ADVISORS’ INNER CIRCLE FUND

Emerging Markets Equity Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

October 31, 2024

This information must be preceded or accompanied by a current prospectus. Investors should read the prospectus carefully before investing.

THE ADVISORS’ INNER CIRCLE FUND	LSV Emerging Markets Equity Fund October 31, 2024

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedule of Investments	1
Statement of Assets and Liabilities	6
Statement of Operations	7
Statements of Changes in Net Assets	8
Financial Highlights	9
Notes to Financial Statements	10
Report of Independent Registered Public Accounting Firm	17
Notice to Shareholders (Unaudited)	18

Schedule of Investments

October 31, 2024

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Foreign Common Stock (96.8%)
Brazil (3.0%)
Ambev	140,200	$306
Banco do Brasil	80,300	365
Camil Alimentos	44,100	60
Cia de Saneamento de Minas Gerais Copasa MG	88,900	354
JBS S	47,500	297
Telefonica Brasil	42,000	383
Vale	50,700	543
Vibra Energia	55,200	213
		2,521

Chile (0.2%)
Cencosud	67,000	139

China (27.1%)
3SBio	457,000	343
Alibaba Group Holding	210,100	2,569
AviChina Industry & Technology, Cl H	637,000	342
BAIC Motor, Cl H	305,500	84
Baidu, Cl A*	35,100	401
Bank of China, Cl H	934,000	443
Bank of Communications, Cl H	385,000	292
Beijing Enterprises Holdings	22,500	74
Bosideng International Holdings	496,000	278
BYD Electronic International	66,000	283
China CITIC Bank, Cl H	263,000	164
China Coal Energy, Cl H	289,000	361
China Everbright Bank, Cl H	817,000	276
China Feihe	589,000	445
China Hongqiao Group	291,500	468
China Medical System Holdings	124,000	124
China Merchants Port Holdings	96,000	158
China Minsheng Banking, Cl H	254,000	94
China Nonferrous Mining	141,000	100
China Pacific Insurance Group, Cl H	164,200	570
China Petroleum & Chemical, Cl H	446,000	251
China Railway Signal & Communication, Cl H	733,000	302
China Suntien Green Energy, Cl H	463,000	211
China Tower, Cl H	3,806,000	514
China XLX Fertiliser	128,000	67
CSPC Pharmaceutical Group	478,000	354
LSV Emerging Markets Equity Fund
	Shares	Value (000)
China (continued)
Far East Horizon	91,000	$64
First Tractor, Cl H	384,000	343
Great Wall Motor, Cl H	191,000	304
Guangzhou Baiyunshan Pharmaceutical Holdings, Cl H	22,000	52
Haier Smart Home, Cl H	124,600	452
Hello Group ADR	46,900	332
Hengan International Group	97,000	286
JD.com, Cl A	72,400	1,468
Jiangxi Copper, Cl H	208,000	350
JOYY ADR	9,300	317
Kunlun Energy	360,000	341
Lenovo Group	416,000	549
Lonking Holdings	152,000	29
New China Life Insurance, Cl H	150,100	507
Orient Overseas International	19,000	259
People's Insurance Group of China, Cl H	886,000	447
PetroChina, Cl H	636,000	478
PICC Property & Casualty, Cl H	240,000	364
Ping An Insurance Group of China, Cl H	65,500	406
Postal Savings Bank of China, Cl H	561,000	322
Shougang Fushan Resources Group	210,000	76
Sinopec Engineering Group, Cl H	459,000	319
Sinopharm Group, Cl H	120,000	299
Sinotrans, Cl H	476,000	213
Sinotruk Hong Kong	172,000	464
SITC International Holdings	111,000	314
TCL Electronics Holdings	212,000	150
Tencent Holdings	26,000	1,356
Vipshop Holdings ADR	15,200	219
Want Want China Holdings	497,000	309
Weichai Power, Cl H	175,000	264
Xtep International Holdings	342,000	254
Yangzijiang Shipbuilding Holdings	143,600	279
Zhengzhou Coal Mining Machinery Group, Cl H	157,200	210
Zhongsheng Group Holdings	43,500	67
ZTE, Cl H	143,400	357
		22,388

Egypt (0.3%)
Abou Kir Fertilizers & Chemical Industries	112,500	131

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2024

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Egypt (continued)
Eastern SAE	157,533	$88
		219

Greece (1.1%)
Hellenic Telecommunications Organization	19,000	314
Motor Oil Hellas Corinth Refineries	13,100	280
National Bank of Greece	35,100	275
		869

Hong Kong (0.8%)
Dongfang Electric, Cl H	191,800	252
Grand Pharmaceutical Group	400,000	234
Kingboard Laminates Holdings	66,000	57
SSY Group	224,000	109
		652

Hungary (0.9%)
Magyar Telekom Telecommunications	87,700	269
MOL Hungarian Oil & Gas	10,900	76
OTP Bank Nyrt	7,800	387
		732

India (16.0%)
Amara Raja Energy & Mobility	7,900	130
Aurobindo Pharma	2,998	50
Bank of Baroda	227,600	677
Bank of India	226,400	291
Bharat Petroleum	161,800	597
Canara Bank	484,000	588
CESC	101,200	226
Chambal Fertilisers and Chemicals	77,400	443
Chennai Petroleum	48,900	370
Coal India	133,500	717
EID Parry India	8,600	82
Firstsource Solutions	21,900	88
GAIL India	65,800	156
General Insurance Corp of India	46,700	204
Great Eastern Shipping	31,000	473
Gujarat Narmada Valley Fertilizers & Chemicals	11,800	88
Gujarat State Fertilizers & Chemicals	50,600	125
HCL Technologies	13,000	272
Hindalco Industries	57,100	463
Indian Bank	73,700	519
Indian Oil	152,700	257
Jindal Saw	45,400	170
LSV Emerging Markets Equity Fund
	Shares	Value (000)
India (continued)
JK Paper	58,700	$321
JK Tyre & Industries	50,400	237
LIC Housing Finance	55,700	417
Mahanagar Gas	6,973	119
Maharashtra Seamless	31,800	236
Manappuram Finance	130,300	242
National Aluminium	150,500	404
NMDC	214,400	563
NMDC Steel*	44,900	25
Oil & Natural Gas	277,300	876
Oil India	56,900	319
Petronet LNG	130,500	515
Power Finance	44,400	239
Power Grid Corp of India	62,000	236
PTC India	99,100	214
REC	41,400	256
Redington	64,800	149
Sun TV Network	29,100	260
Union Bank of India	137,800	191
Vedanta	82,900	456
		13,261

Indonesia (1.7%)
Astra International	1,335,000	433
Bank Negara Indonesia Persero	913,800	305
Bukit Asam	279,400	53
Telkom Indonesia Persero	1,803,100	322
United Tractors	186,100	325
		1,438

Kuwait (0.3%)
Mobile Telecommunications KSCP	189,200	281

Malaysia (1.4%)
AMMB Holdings	338,000	392
CIMB Group Holdings	222,400	403
RHB Bank	110,000	161
Scientex	64,200	65
Sime Darby	199,000	105
		1,126

Mexico (2.6%)
America Movil	453,100	358
Cemex	208,200	109
Coca-Cola Femsa	26,300	218
Fibra Uno Administracion‡	55,800	64
Genomma Lab Internacional, Cl B	230,400	309
Grupo Financiero Banorte, Cl O	18,700	131
Grupo Mexico	75,800	397
Kimberly-Clark de Mexico, Cl A	196,200	283

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2024

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Mexico (continued)
Megacable Holdings	133,800	$295
		2,164

Philippines (0.7%)
DMCI Holdings	460,100	88
Metropolitan Bank & Trust	391,300	511
		599

Poland (1.7%)
Asseco Poland	12,640	284
Orange Polska	146,000	284
ORLEN	10,400	136
Powszechna Kasa Oszczednosci Bank Polski	36,900	512
Powszechny Zaklad Ubezpieczen	23,100	229
		1,445

Russia (–%)
Gazprom PJSC(A),(B)*	11,300	—
GMK Norilskiy Nickel PAO(A),(B)	37,000	—
LUKOIL PJSC(A),(B)	2,300	—
Magnit PJSC(A),(B)	1,000	—
Mobile TeleSystems PJSC(A),(B)	13,800	—
		—

Saudi Arabia (2.8%)
Al Babtain Power & Telecommunication	25,600	304
Arab National Bank	103,300	519
Banque Saudi Fransi	33,300	276
Etihad Etisalat	33,400	460
Saudi Awwal Bank	57,300	516
Saudi Investment Bank	65,600	230
		2,305

South Africa (2.5%)
Absa Group	16,500	158
African Rainbow Minerals	9,700	98
Astral Foods*	2,135	21
Exxaro Resources	24,600	232
Foschini Group	19,200	167
Gold Fields	19,000	313
Impala Platinum Holdings*	23,500	155
MTN Group	19,400	96
Nedbank Group	19,600	333
Oceana Group	16,600	64
Tiger Brands	9,929	134
Vodacom Group	52,700	330
		2,101

South Korea (11.3%)
BGF retail	800	67
LSV Emerging Markets Equity Fund
	Shares	Value (000)
South Korea (continued)
DB HiTek	9,800	$273
DB Insurance	4,300	339
Doosan Bobcat	10,700	288
Hana Financial Group	8,000	345
Hankook Tire & Technology	10,500	267
Hyundai Glovis	4,100	361
Hyundai Marine & Fire Insurance	11,900	261
Hyundai Motor	3,500	539
JB Financial Group	29,100	378
KB Financial Group	4,900	319
Kia	11,400	754
KT	12,600	402
KT&G	4,800	381
LG	2,800	153
LG Innotek	1,700	216
Lotte Chilsung Beverage	1,000	88
LX INTERNATIONAL CORP	2,700	59
LX Semicon	5,100	225
PSK	13,700	202
Samsung Electronics	29,500	1,252
Samsung Fire & Marine Insurance	1,100	267
Samsung Life Insurance	3,700	271
Samsung SDS	1,700	175
Shinhan Financial Group	10,300	384
Shinsegae	500	56
SK Square*	9,200	556
SK Telecom	8,800	361
SNT Motiv	2,000	66
		9,305

Taiwan (17.4%)
ASE Technology Holding	51,000	241
Asustek Computer	31,000	547
Cathay Financial Holding	207,000	437
Chicony Electronics	20,000	101
Chin-Poon Industrial	193,000	227
Chipbond Technology	43,000	84
ChipMOS Technologies	274,000	301
Compal Electronics	135,000	148
Compeq Manufacturing	53,000	100
CTBC Financial Holding	873,000	968
Eva Airways	418,000	483
Everlight Electronics	141,000	366
Getac Holdings	89,000	305
Global Brands Manufacture	60,000	108
Global Mixed Mode Technology	8,000	56
Hon Hai Precision Industry	168,000	1,077
KGI Financial Holding	585,000	301
King Yuan Electronics	35,000	132
King's Town Bank	219,000	336
MediaTek	32,000	1,246

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2024

LSV Emerging Markets Equity Fund
	Shares	Value (000)
Taiwan (continued)
Novatek Microelectronics	10,000	$155
Pegatron	165,000	500
Pou Chen	304,000	355
Powertech Technology	60,000	234
Primax Electronics	36,000	90
Radiant Opto-Electronics	56,000	365
Sigurd Microelectronics	41,000	93
Simplo Technology	27,000	285
Sino-American Silicon Products	65,000	315
SinoPac Financial Holdings	47	—
Taiwan Semiconductor Manufacturing	80,000	2,508
Topco Scientific	10,288	99
Tripod Technology	62,000	366
Tung Ho Steel Enterprise	127,000	290
United Integrated Services	14,000	145
United Microelectronics	488,000	704
Yuanta Financial Holding	289,680	291
		14,359

Thailand (2.3%)
Bangkok Bank	74,800	326
Kasikornbank	120,600	523
Kiatnakin Phatra Bank	78,100	126
Krung Thai Bank	851,700	517
Supalai	176,000	102
Thai Beverage	849,900	340
		1,934

Türkiye (0.8%)
BIM Birlesik Magazalar	14,700	201
Coca-Cola Icecek	152,000	226
Haci Omer Sabanci Holding	109,100	265
		692

United Arab Emirates (1.9%)
Air Arabia PJSC	436,900	342
Emaar Properties PJSC	208,500	493
Emirates NBD Bank PJSC	137,100	708
		1,543

TOTAL FOREIGN COMMON STOCK
(Cost $76,379)		80,073

Foreign Preferred Stock (2.3%)
Brazil** (1.9%)
Banco do Estado do Rio Grande do Sul	36,000	70
Cia Energetica de Minas Gerais	230,200	452
Itausa	206,100	378
LSV Emerging Markets Equity Fund
	Shares	Value (000)
Brazil** (continued)
Petroleo Brasileiro	110,000	$682
		1,582

Chile** (0.4%)
Embotelladora Andina	107,400	321

TOTAL FOREIGN PREFERRED STOCK
(Cost $1,978)		1,903
Warrants (0.0%)*
Thailand (0.0%)
Kiatnakin Phatra Bank 01/03/2027*	3,642	—

TOTAL WARRANTS
(Cost $–)		—

	Face Amount (000)
Repurchase Agreement (0.6%)
South Street Securities
4.500%, dated 10/31/2024, to be repurchased on 11/01/2024, repurchase price $470 (collateralized by various U.S. Treasury obligations, ranging in par value $0 - $452, 0.625% - 4.250%, 03/31/2025 - 02/15/2052; total market value $479)	$470	470

TOTAL REPURCHASE AGREEMENT
(Cost $470)		470

Total Investments – 99.7%
(Cost $78,827)		$82,446

Percentages are based on Net Assets of $82,685 (000).

‡	Real Estate Investment Trust.

*	Non-income producing security.

**	No rate available.

(A)	Security is Fair Valued.

(B)	Level 3 security in accordance with fair value hierarchy.

ADR — American Depositary Receipt

Cl — Class

PJSC — Public Joint Stock Company

The accompanying notes are an integral part of the financial statements

Schedule of Investments

October 31, 2024

The following is a summary of the inputs used as of October 31, 2024, in valuing the Fund’s investments carried at value ($000):

Investments in Securities	Level 1	Level 2	Level 3(1)		Total
Foreign Common Stock
Brazil	$2,521	$–	$–		$2,521
Chile	139	–	–		139
China	1,241	21,147	–		22,388
Egypt	219	–	–		219
Greece	–	869	–		869
Hong Kong	–	652	–		652
Hungary	–	732	–		732
India	–	13,261	–		13,261
Indonesia	–	1,438	–		1,438
Kuwait	–	281	–		281
Malaysia	–	1,126	–		1,126
Mexico	2,164	–	–		2,164
Philippines	–	599	–		599
Poland	–	1,445	–		1,445
Russia	–	–	–	^	–	^
Saudi Arabia	–	2,305	–		2,305
South Africa	167	1,934	–		2,101
South Korea	–	9,305	–		9,305
Taiwan	–	14,359	–		14,359
Thailand	–	1,934	–		1,934
Türkiye	226	466	–		692
United Arab Emirates	–	1,543	–		1,543
Total Foreign Common Stock	6,677	73,396	–	^	80,073
Foreign Preferred Stock
Brazil	1,582	–	–		1,582
Chile	321	–	–		321
Total Foreign Preferred Stock	1,903	–	–		1,903
Total Warrants	–	–	–		–
Total Repurchase Agreement	–	470	–		470
Total Investments in Securities	$8,580	$73,866	$–	^	$82,446

(1)	A reconciliation of Level 3 investments and disclosures of significant un-observable inputs are presented when the Fund has a significant amount of Level 3 investments at the end of the period in relation to Net Assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

^	Includes Securities in which the fair value is $0 or has been rounded to $0.

Amounts designated as “—“ are $0 or have been rounded to $0.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements

Statement of Assets and Liabilities (000)

October 31, 2024

	LSV Emerging Markets Equity Fund
Assets:
Investments, at Value (Cost $78,827)	$82,446
Foreign Currency, at Value (Cost $336)	334
Dividends and Interest Receivable	178
Receivable for Capital Shares Sold	56
Reclaims Receivable	5
Prepaid Expenses	12
Total Assets	83,031
Liabilities:
Accrued Foreign Capital Gains Tax	262
Payable for Custody Fees	39
Payable for Fund Shares Redeemed	16
Payable due to Administrator	4
Payable due to Investment Adviser	1
Payable due to Trustees	1
Payable due to Distributor	1
Payable due to Chief Compliance Officer	1
Other Accrued Expenses	21
Total Liabilities	346
Net Assets	$82,685
Net Assets Consist of:
Paid-in Capital	$78,685
Total Distributable Earnings	4,000
Net Assets	$82,685
Net Asset Value, Offering and Redemption Price Per Share — Institutional Class Shares ($79,386 ÷ 6,509,833 shares)(1)	$12.19	*
Net Asset Value, Offering and Redemption Price Per Share — Investor Class Shares ($3,299 ÷ 271,259 shares)(1)	$12.16	*

(1)	Shares have not been rounded.
*	Net Assets divided by Shares does not calculate to the stated NAV because Net Asset amounts are shown rounded.

The accompanying notes are an integral part of the financial statements

Statement of Operations (000)

For the year ended October 31, 2024

LSV Emerging Markets Equity Fund
Investment Income:
Dividend Income	$1,760
Interest Income	32
Foreign Taxes Withheld	(241)
Total Investment Income	1,551
Expenses:
Investment Advisory Fees	388
Administration Fees	23
Distribution Fees - Investor Class	6
Trustees' Fees	3
Chief Compliance Officer Fees	2
Custodian Fees	147
Registration and Filing Fees	39
Transfer Agent Fees	38
Professional Fees	10
Printing Fees	4
Insurance and Other Fees	34
Total Expenses	694
Less: Waiver of Investment Advisory Fees	(317)
Less: Fees Paid Indirectly — (see Note 4)	(4)
Net Expenses	373
Net Investment Income	1,178
Net Realized Gain on Investments	614
Net Realized Loss on Foreign Currency Transactions	(154)
Net Realized Loss on Foreign Capital Gains Tax	(67)
Net Realized Gain	393
Net Change in Unrealized Appreciation on Investments	4,430
Net Change in Unrealized Depreciation on Foreign Capital Gains Tax on Appreciated Securities	(172)
Net Change in Unrealized Depreciation on Foreign Currency Translation	(4)
Net Unrealized Gain	4,254
Net Realized and Unrealized Gain	4,647
Net Increase in Net Assets Resulting from Operations	$5,825

The accompanying notes are an integral part of the financial statements

Statements of Changes in Net Assets (000)

For the year ended October 31,

	LSV Emerging Markets Equity Fund
	2024	2023
Operations:
Net Investment Income	$1,178	$768
Net Realized Gain (Loss)	393	(396)
Net Change in Unrealized Appreciation	4,254	3,162
Net Increase in Net Assets Resulting from Operations	5,825	3,534
Distributions
Institutional Class Shares	(1,027)	(589)
Investor Class Shares	(79)	(31)
Total Distributions	(1,106)	(620)
Capital Share Transactions:
Institutional Class Shares:
Issued	58,130	1,782
Reinvestment of Dividends and Distributions	1,027	588
Redeemed	(3,054)	(1,961)
Net Increase from Institutional Class Shares Transactions	56,103	409
Investor Class Shares:
Issued	5,066	756
Reinvestment of Dividends and Distributions	79	31
Redeemed	(3,569)	(415)
Net Increase from Investor Class Shares Transactions	1,576	372
Net Increase in Net Assets Derived from Capital Share Transactions	57,679	781
Total Increase in Net Assets	62,398	3,695
Net Assets:
Beginning of Year	20,287	16,592
End of Year	$82,685	$20,287
Shares Transactions:
Institutional Class:
Issued	4,813	178
Reinvestment of Dividends and Distributions	93	62
Redeemed	(259)	(197)
Total Institutional Class Share Transactions	4,647	43
Investor Class:
Issued	434	75
Reinvestment of Dividends and Distributions	7	3
Redeemed	(301)	(41)
Total Investor Class Share Transactions	140	37
Net Increase in Shares Outstanding	4,787	80

The accompanying notes are an integral part of the financial statements

Financial Highlights

For a share outstanding throughout each year ended October 31,

	Net Asset Value Beginning of Year	Net Investment Income(1)	Realized and Unrealized Gains (Losses)	Total from Operations	Dividends from Net Investment Income	Distributions from Realized Gains	Total Dividends and Distributions	Net Asset Value End of Year	Total Return†	Net Assets End of Year (000)	Ratio of Expenses to Average Net Assets	Ratio of Expenses to Average Net Assets (Excluding Waivers, Reimbursements and Fees Paid Indirectly)	Ratio of Net Investment Income to Average Net Assets	Portfolio Turnover Rate

LSV Emerging Markets Equity Fund
Institutional Class Shares
2024	$10.18	$0.36	$2.18	$2.54	$(0.53)	$–	$(0.53)	$12.19	25.46%	$79,386	0.95%	1.77%	3.03%	13%
2023	8.67	0.39	1.44	1.83	(0.32)	–	(0.32)	10.18	21.39	18,960	1.19	1.85	3.87	17
2022	12.09	0.45	(2.88)	(2.43)	(0.36)	(0.63)	(0.99)	8.67	(21.97)	15,780	1.19	2.45	4.33	38
2021	9.11	0.37	2.91	3.28	(0.21)	(0.09)	(0.30)	12.09	36.38	13,451	1.19	2.68	3.18	19
2020	10.28	0.26	(1.11)	(0.85)	(0.31)	(0.01)	(0.32)	9.11	(8.67)	6,384	1.19	3.20	2.85	19
Investor Class Shares
2024	$10.15	$0.37	$2.15	$2.52	$(0.51)	$–	$(0.51)	$12.16	25.30%	$3,299	1.20%	2.04%	3.16%	13%
2023	8.65	0.37	1.43	1.80	(0.30)	–	(0.30)	10.15	21.02	1,327	1.45	2.09	3.65	17
2022	12.07	0.43	(2.89)	(2.46)	(0.33)	(0.63)	(0.96)	8.65	(22.18)	812	1.45	2.63	4.04	38
2021	9.10	0.37	2.88	3.25	(0.19)	(0.09)	(0.28)	12.07	36.06	1,031	1.45	2.95	3.15	19
2020	10.28	0.25	(1.12)	(0.87)	(0.30)	(0.01)	(0.31)	9.10	(8.83)	350	1.45	3.50	2.79	19

†	Total return is for the period indicated and has not been annualized. Total return would have been lower had the Adviser not waived a portion of its fee. Total returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(1)	Per share data calculated using average shares method.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements

Notes to Financial Statements

October 31, 2024

1. Organization:

The Advisors’ Inner Circle Fund (the “Trust”) is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 26 funds. The financial statements herein are those of the LSV Emerging Markets Equity Fund, a diversified Fund (the “Fund”). The Fund seeks long-term growth of capital by investing in undervalued stocks which are out of favor in the market. The Fund commenced operations on January 17, 2019, offering Institutional Class Shares and Investor Class Shares. The financial statements of the remaining funds of the Trust are not presented herein, but are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the fair value of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2024, the total market value of securities that were fair valued by the Committee were $0 (000) or 0.0% of Net Assets.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Committee meeting be called. In addition, the Fund’s administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser that such limits have been exceeded. In such event, the adviser makes the determination whether a Committee meeting should be called based on the information provided.

Notes to Financial Statements

October 31, 2024

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held. As of October 31, 2024, the total market value of securities were valued based on the fair value prices provided by ICE were $73,396 (000) or 89.0% of Net Assets. If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with The Adviser’s pricing procedures,etc.); and

Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Federal Income Taxes — It is the Fund’s intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended and to distribute substantially all of its income to shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities on open tax years (i.e. the last three open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended October 31, 2024, the Fund did not incur any interest or penalties.

Notes to Financial Statements

October 31, 2024

Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Funds or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statements of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income— Security transactions are accounted for on trade date for financial reporting purposes. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from settlement date.

Investments in Real Estate Investment Trusts (REITs) — With respect to the Fund, dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements — In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities (“collateral”), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. Such collateral will be cash, debt securities issued or guaranteed by the U.S. Government, securities that at the time the repurchase agreement is entered into are rated in the highest category by a nationally recognized statistical rating organization (“NRSRO”), as determined by the Adviser.

Provisions of the repurchase agreements and procedures adopted by the Board require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

Repurchase agreements are entered into by the Fund under Master Repurchase Agreements (“MRA”) which permit the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/ or posted to the counterparty and create one single net payment due to or from the Fund.

At October 31, 2024, the open repurchase agreement by counterparty which is subject to a MRA on a net payment basis is as follows (000):

Counterparty	Repurchase Agreement	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
South Street Securities	$470	$470	$–	$–

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Foreign Currency Translation— The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Expenses— Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Fund based on the number of funds and/or average daily net assets

Notes to Financial Statements

October 31, 2024

Classes— Class specific expenses are borne by that class of shares. Income, realized and unrealized gains and losses and non-class specific expenses are allocated to the respective class on the basis of average daily net assets.

Dividends and Distributions to Shareholders—Dividends from net investment income, if any, are declared and paid to shareholders annually. Any net realized capital gains are distributed to shareholders at least annually.

3.	Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust for serving as officers of the Trust other than the Chief Compliance Officer (“CCO”) as described below.

A portion of the services provided by the CCO and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as required by SEC regulations. The CCO’s services have been approved by and reviewed by the Board.

4.	Administration, Distribution, Transfer Agency and Custodian Agreements:

The Fund, along with other series of the Trust advised by LSV Asset Management (the “Adviser”), and the Administrator are parties to an Administration Agreement, under which the Administrator provides administrative services to the Fund. For these services, the Administrator is paid an asset based fee, subject to certain minimums, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year October 31, 2024, the Fund incurred $22,637 for these services.

The Fund has adopted a distribution plan under the Rule 12b-1 under the 1940 Act for Investor Class Shares that allows the Fund to pay distribution and service fees for the sale and distribution of its shares, and for services provided to shareholders. The maximum annual distribution fee for Investor Class Shares of the Fund is 0.25% annually of the average daily net assets. For the year ended October 31, 2024, the Fund incurred $6,376 of distribution fees.

SS&C Global Investor & Distribution Solutions, Inc. serves as transfer agent and dividend disbursing agent for the Fund under the transfer agency agreement with the Trust. During the year ended October 31, 2024, the Fund earned $3,678 in cash management credits which were used to offset transfer agent expenses. This amount is labeled as “Fees Paid Indirectly” on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

5.	Investment Advisory Agreement:

The Trust and the Adviser are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to waive its fee (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses) in order to limit the Fund’s total operating expenses after fee waivers and/or expense reimbursements to a maximum of 0.95% and 1.20% of the Fund’s Institutional Class and Investor Class Shares’ average daily net assets, respectively, through February 28, 2025. Prior to December 1, 2023, the Fund’s maximum annual operating expense limits were 1.20% and 1.45% of the average daily net assets of the Fund’s Institutional Class and Investor Class Shares, respectively. Refer to waiver of investment advisory fees on the Statement of Operations for fees waived for the year ended October 31, 2024.

6.	Investment Transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended October 31, 2024, were as follows (000):

Purchases	$62,553
Sales	$4,500

7.	Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital, as appropriate, in the period that the differences arise.

The permanent differences primarily consist of foreign currency translations, reclassification of long term capital gain distribution on REITs, investments in passive foreign investment companies(PFICs). and foreign capital gains tax. There are no permanent differences that are credited or charged to Paid-in Capital and Distributable Earnings (Accumulated Losses) as of October 31, 2024.

Notes to Financial Statements

October 31, 2024

The tax character of dividends and distributions paid during the years ended October 31, 2024 and 2023 was as follows (000):

	Ordinary Income	Total
2024	$1,106	$1,106
2023	620	620

As of October 31, 2024, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

Undistributed Ordinary Income	$1,404
Other Temporary Differences	3
Unrealized Appreciation	2,593
Total Distributable Earnings	$4,000

The Fund has no capital loss carryforwards at October 31, 2024.

During the year ended October 31, 2024, the Fund utilized $2 (000) and $386 (000) of short-term and long-term capital loss carryforwards, respectively, to offset capital gains.

The total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation on investments held by the Fund at October 31, 2024, were as follows (000):

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation*
$79,585	$7,928	$(5,073)	$2,855

*	The difference in unrealized appreciation is attributable to foreign capital gains tax payable.

For Federal income tax purposes, the difference between Federal tax cost and book cost primarily relates to wash sales and investments in passive foreign investment companies (PFICs).

8.	Concentration of Risks:

Since the Fund purchases equity securities, the Fund is subject to the risk that stock prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate drastically from day-to-day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is the principal risk of investing in the Fund.

Investing in foreign companies, including direct investments and through Depositary Receipts, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These risks will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in foreign companies are generally denominated in a foreign currency, the value of which may be influenced by currency exchange rates and exchange control regulations. Changes in the value of a currency compared to the U.S. dollar may affect (positively or negatively) the value of the Fund’s investments. These currency movements may occur separately from, and in response to, events that do not otherwise affect the value of the security in the issuer’s home country. Securities of foreign companies may not be registered with the U.S. Securities and Exchange Commission (the “SEC”) and foreign companies are generally not subject to the regulatory controls imposed on U.S. issuers and, as a consequence, there is generally less publicly available information about foreign securities than is available about domestic securities. Income from foreign securities owned by the Fund may be reduced by a withholding tax at the source, which tax would reduce income received from the securities comprising the portfolio. Foreign securities may also be more difficult to value than securities of U.S. issuers. While Depositary Receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in Depositary Receipts continue to be subject to many of the risks associated with investing directly in foreign securities.

Investments in emerging markets securities are considered speculative and subject to heightened risks in addition to the general risks of investing in foreign securities. Unlike more established markets, emerging markets may have governments that are less stable, markets that are less liquid and economies that are less developed. In addition, the securities markets of emerging market countries may consist of companies with smaller market capitalizations and may suffer periods of relative illiquidity; significant price volatility; restrictions on foreign investment; and possible restrictions on repatriation of investment income and capital. Furthermore, foreign investors may be required to register the proceeds of sales, and future economic or political crises could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization or creation of government monopolies.

Notes to Financial Statements

October 31, 2024

Russia's military invasion of Ukraine in February 2022, the resulting responses by the United States and other countries, and the potential for wider conflict have had, and could continue to have, severe adverse effects on regional and global economies and could further increase volatility and uncertainty in the financial markets. The United States and other countries have imposed broad-ranging economic sanctions on Russia and certain Russian individuals, banking entities and corporations as a response to its invasion of Ukraine. The United States and other countries have also imposed economic sanctions on Belarus and may impose sanctions on other countries that provide military or economic support to Russia. These sanctions, as well as any other economic consequences related to the invasion, such as additional sanctions, boycotts or changes in consumer or purchaser preferences or cyberattacks on governments, companies or individuals, may further decrease the value and liquidity of certain Russian securities and securities of issuers in other countries that are subject to economic sanctions related to the invasion. To the extent that a Fund has exposure to Russian investments or investments in countries affected by the invasion, the Fund's ability to price, buy, sell, receive or deliver such investments may be impaired. In addition, any exposure that a Fund may have to counterparties in Russia or in countries affected by the invasion could negatively impact the Fund's investments. The extent and duration of military actions and the repercussions of such actions (including any retaliatory actions or countermeasures that may be taken by those subject to sanctions) are impossible to predict. These events have resulted in, and could continue to result in, significant market disruptions, including in certain industries or sectors such as the oil and natural gas markets, and may further strain global supply chains and negatively affect inflation and global growth. These and any related events could significantly impact a Fund's performance and the value of an investment in a Fund beyond any direct exposure a Fund may have to Russian issuers or issuers in other countries affected by the invasion.

As a result of the Fund’s investments in securities or other investments denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case, the dollar value of an investment in the Fund would be adversely affected.

Markets for securities in which the Fund invests may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund.

The medium- and smaller-capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, investments in these medium- and small-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, medium-and small-capitalization stocks may be more volatile than those of larger companies. These securities may be traded over-the-counter or listed on an exchange.

Preferred stocks in which the Fund may invest are sensitive to interest rate changes, and are also subject to equity risk, which is the risk that stock prices will fall over short or extended periods of time. The rights of preferred stocks on the distribution of a company’s assets in the event of a liquidation are generally subordinate to the rights associated with a company’s debt securities.

9.	Concentration of Shareholders:

At October 31, 2024, 73% of total shares outstanding for the Institutional Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. At October 31, 2024, 96% of total shares outstanding for the Investor Class Shares were held by one record shareholder owning 10% or greater of the aggregate total shares outstanding. These were comprised mostly of omnibus accounts which were held on behalf of various individual shareholders.

10.	Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Notes to Financial Statements

October 31, 2024

11.	New Accounting Pronouncement

In November 2023, the Financial Accounting Standards Board issued Accounting Standards Update No. 2023-07 (“ASU 2023-07”), Segment Reporting (“Topic 280”). ASU 2023-07 clarifies the guidance in Topic 280, which requires public entities to provide disclosures of significant segment expenses and other segment items. The guidance requires public entities to provide in interim periods all disclosures about a reportable segment’s profit or loss and assets that are currently required annually and also applies to public entities with a single reportable segment. Entities are permitted to disclose more than one measure of a segment’s profit or loss if such measures are used by the Chief Operating Decision Maker to allocate resources and assess performance, as long as at least one of those measures is determined in a way that is most consistent with the measurement principles used to measure the corresponding amounts in the consolidated financial statements. The amendments in ASU 2023-07 are effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. Management is currently evaluating the implications, if any, of the additional requirements and their impact on a Fund’s financial statements.

12.	Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of The Advisors’ Inner Circle Fund and the Shareholders of LSV Emerging Markets Equity Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities of LSV Emerging Markets Equity Fund (the “Fund”) (one of the funds constituting The Advisors’ Inner Circle Fund (the “Trust”)), including the schedule of investments, as of October 31, 2024, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting The Advisors’ Inner Circle Fund) at October 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2024, by correspondence with the custodian and others. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more LSV Asset Management investment companies since 2005.

Philadelphia, Pennsylvania

December 23, 2024

NOTICE TO SHAREHOLDERS

OF

LSV EMERGING MARKETS EQUITY FUND

(Unaudited)

For shareholders that do not have an October 31, 2024 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2024 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Receivable Deductions (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)	Foreign Tax Credit(7)
0.00%	100.00%	100.00%	0.00%	53.90%	0.00%	0.00%	0.00%	0.00%	21.74%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the aforementioned Fund to designate the maximum amount permitted by the law.

(3)	"U.S. Government Interest" represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Advisors' Inner Circle Fund-LSV Emerging Markets Equity Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4)	The percentage in this column represents the amount of “Interest Related Dividend” is reflected as a percentage of ordinary income distribution. Interest related dividends is exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

(6)	The percentage of this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(7)	The Fund intends to pass through a foreign tax credit to shareholders. For the fiscal year ended 2024 the total amount of foreign source income is $1,462,559. The total Amount of Foreign tax paid is $307,352. Your allocable share of the foreign tax credit will be reported on Form 1099 DIV.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

Notes

Notes

Trust:
The Advisors’ Inner Circle Fund

Fund:
LSV Emerging Markets Equity Fund

Adviser:
LSV Asset Management

Distributor:
SEI Investments Distribution Co.

Administrator:
SEI Investments Global Fund Services

Legal Counsel:
Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm:
Ernst & Young LLP

LSV-AR-011-0600

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no changes in or disagreements with accountants on accounting and financial disclosure during the period covered by the report.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

No remuneration was paid by the company during the period covered by the report to any Officers of the Trust, other than as disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

6

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b) There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Not applicable.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as exhibits.

7

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer
Date: January 6, 2025

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer
Date: January 6, 2025

8